Stock Based Compensation (Details) - Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model With the Weighted-Average Assumptions		1 Months Ended			3 Months Ended
	Oct. 18, 2023	Oct. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2023
Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model With the Weighted-Average Assumptions [Line Items]
Expected volatility					65.30%
Risk-free interest rate					4.94%
Probability weighted time to exit	5 years				6 years
Expected dividend yield	0.00%				0.00%
Employee [Member]
Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model With the Weighted-Average Assumptions [Line Items]
Expected volatility		65.00%	65.30%	75.00%
Risk-free interest rate		0.18%	3.86%	0.72%
Probability weighted time to exit		3 years	6 years	3 years
Expected dividend yield		0.00%	0.00%	0.00%